Equity Plans -Schedule Of Employee Service Share Based Compensation Allocation Of Recognized Period Costs (Detail) - USD ($) $ in Thousands	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based Payment Arrangement, Expense	$ 1,765	$ 44,812
Research And Development Expense
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based Payment Arrangement, Expense	975	14,092
Selling and Marketing Expense [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based Payment Arrangement, Expense	106	2,109
General and Administrative Expense [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based Payment Arrangement, Expense	$ 684	$ 28,611